CURRENT AND DEFERRED TAX - Disclosure of composition of deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 0	$ 0
Exploration and development expenditures [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(43,780)	(570,951)
Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	962,254	88,877
Right-of-use assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(219,198)	(198,136)
Convertible Debt Facility – Liability Component [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(485,744)	0
Unrealized foreign exchange gain [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(316,644)	0
Reclamation And Remediation Liability [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	482,702
Other [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 103,112	$ 197,508